ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended
Sep. 30, 2023
Receivables [Abstract]
Components of Accounts Receivable, Net	Components of accounts receivable, net are as follows:

	September 30, 2023	December 31, 2022
Hotel	$885	$250
Other	221	13

Sub-total	1,106	263
Less: allowances for credit losses	(6)	—

	$1,100	$263

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Nine Months Ended September 30,
	2023	2022

Balance at beginning of year	$—	$—
Provision for credit losses	6	—

Balance at end of period	$6	$—